Financial income and expenses - Summary of Financial Income and Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfFinanceIncomeExpense [Abstract]
Interest income	SFr 18	SFr 40
Foreign exchange gain, net	0	57
Total financial income	18	97
Unwinding of discount on provisions	(1,308)	(653)
SSF commitment fee (note 19)	(416)	(395)
Negative interest on cash deposits	(93)	(127)
Interest expense related to leases	(33)	(17)
Other interest expenses	(30)	(50)
Bank charges	(40)	(74)
Foreign exchange loss, net	(374)	0
Total financial expenses	SFr (2,294)	SFr (1,316)